Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Schedule of Common Stock	Common stock as of December 31, 2023 and 2022, is as follows:
	Number of shares (in thousands)	Amount

Fixed capital	90,850	$441,786
Variable capital	406,859	1,978,444
	497,709	2,420,230
Effect of restatement		412,038
Total	497,709	$2,832,268

Schedule of Reconciliation of the Number of Shares Outstanding	A reconciliation of the number of shares outstanding shows below:
	Thousands of shares
	2023	2022

Shares outstanding at beginning of year	462,136	462,581
Repurchase of capital shares, net	(450)	(445)
Shares outstanding at yearend	461,686	462,136